Business Combinations (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combination (Textual)
Impairment loss		$ 1,599,591
Tdh Group Bvba [Member]
Business Combination (Textual)
Issuance of common stocks on acquisition	936,782
Tdh Japan [Member]
Business Combination (Textual)
Issuance of common stocks on acquisition	156,130